New accounting pronouncements not yet adopted by the Company	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
New accounting pronouncements not yet adopted by the Company

3. New accounting pronouncements not yet adopted by the Company

Certain new standards, interpretations and amendments to existing standards have been published that are mandatory for the Company’s accounting periods beginning on or after April 1, 2018 or later periods. Those which are considered to be relevant to the Company’s operations are set out below.

i.	In May 2014, the IASB issued IFRS 15 “Revenue from Contracts with Customers” (IFRS 15). This standard provides a single, principle-based five-step model to be applied to all contracts with customers. Guidance is provided on topics such as the point at which revenue is recognized, accounting for variable consideration, costs of fulfilling and obtaining a contract and various other related matters. IFRS 15 also introduced new disclosure requirements with respect to revenue.

The five steps in the model under IFRS 15 are: (i) identify the contract with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contracts; and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

IFRS 15 replaces the following standards and interpretations:

•	IAS 11 “Construction Contracts”

•	IAS 18 “Revenue”

•	IFRIC 13 “Customer Loyalty Programmes”

•	IFRIC 15 “Agreements for the Construction of Real Estate”

•	IFRIC 18 “Transfers of Assets from Customers”

•	SIC-31 “Revenue - Barter Transactions Involving Advertising Services”

When first applying IFRS 15, it should be applied in full for the current period, including retrospective application to all contracts that were not yet complete at the beginning of that period. In respect of prior periods, the transition guidance allows an option to either:

•	apply IFRS 15 in full to prior periods (with certain limited practical expedients being available); or

•	retain prior period figures as reported under the previous standards, recognizing the cumulative effect of applying IFRS 15 as an adjustment to the opening balance of equity as at the date of initial application (beginning of current reporting period).

In April 2016, the IASB issued amendments to IFRS 15, clarifying some requirements and providing additional transitional relief for companies. The amendments do not change the underlying principles of IFRS 15 but clarify how those principles should be applied. The amendments clarify how to:

•	identify a performance obligation (the promise to transfer a good or a service to a customer) in a contract;

•	determine whether a company is a principal (the provider of a good or service) or an agent (responsible for arranging for the good or service to be provided); and

•	determine whether the revenue from granting a license should be recognized at a point in time or over time.

In addition to the clarifications, the amendments include two additional reliefs to reduce cost and complexity for a company when it first applies IFRS 15. The amendments have the same effective date as IFRS 15.

IFRS 15 is effective for fiscal years beginning on or after January 1, 2018. The Company will apply this standard retrospectively with the cumulative effect of initially applying this standard recognized at April 1, 2018 (i.e. the date of initial application in accordance with this standard) which will be based on specific terms of active contracts as at April 1, 2018. The Company evaluated specific terms of such contracts, potential changes to accounting system and processes and additional disclosure requirements that may be necessary.

The Company expects revenue recognition across the portfolio of services to remain largely unchanged, however there will be an impact on the timing of recognition of certain contract costs, which will now be amortized over the contract period rather than expensed as incurred. Further, some of the Company’s contracts have provisions primarily with regards to service level arrangements and discounts which the Company needs to estimate at contract inception and account for in revenue. Based on the analysis completed to date, the Company does not currently expect that the adoption will have a material impact on consolidated revenue in its consolidated financial statements.

ii.	In July 2014, the IASB finalized and issued IFRS 9 – “Financial Instruments” (IFRS 9). IFRS 9 replaces IAS 39 “Financial instruments: recognition and measurement,” the previous Standard which dealt with the recognition and measurement of financial instruments in its entirety upon former’s effective date.

Key requirements of IFRS 9:

Replaces IAS 39’s measurement categories with the following three categories:

•	fair value through profit or loss (“FVTPL”)

•	fair value through other comprehensive income (“FVTOCI”)

•	amortized cost

Eliminates the requirement for separation of embedded derivatives from hybrid financial assets, the classification requirements to be applied to the hybrid financial asset in its entirety.

Requires an entity to present the amount of change in fair value due to change in entity’s own credit risk in other comprehensive income.

Introduces new impairment model, under which the “expected” credit loss are required to be recognized as compared to the existing “incurred” credit loss model of IAS 39.

Fundamental changes in hedge accounting by introduction of new general hedge accounting model which:

•	Increases the eligibility of hedged item and hedging instruments;

•	Introduces a more principles–based approach to assess hedge effectiveness.

IFRS 9 is effective for annual periods beginning on or after January 1, 2018.

Earlier application is permitted provided that all the requirements in the Standard are applied at the same time with two exceptions:

(1)	The requirement to present changes in the fair value of a liability due to changes in own credit risk may be applied early in isolation;

(2)	Entity may choose as its accounting policy choice to continue to apply hedge accounting requirements of IAS 39 instead of new general hedge accounting model as provided in IFRS 9.

In October 2017, the IASB issued an amendment to IFRS 9 on the modification of financial liabilities measured at amortized cost that does not result in the derecognition of the financial liability. The amendment states that any adjustment to the amortized cost of the financial liability arising from a modification or exchange shall be recognized in the profit or loss at the date of the modification or exchange. A retrospective change of the accounting treatment may therefore become necessary if in the past the effective interest rate was adjusted and not the amortized cost amount.

This amendment is to be applied retrospectively for fiscal years beginning on or after January 1, 2019, i.e. one year after the first application of IFRS 9 in its current version and early application is permitted. Additional transitional requirements and corresponding disclosure requirements must be observed when applying the amendments for the first time. The Company is currently evaluating the impact of this amendment on its consolidated financial statements.

The Company will adopt this standard effective April 1, 2018 by applying the relief from restating comparative information. The key areas impacted upon adoption of the new standard relates to the presentation of hedging instrument gain or losses on cash flow hedges on intercompany forecasted revenue transactions as part of revenues, accounting for time value of options and the presentation of classification and measurement of the Company’s financial instruments. Based on the analysis completed to date, the Company does not currently expect that the adoption will have a material impact on its consolidated financial statements.

iii.	In January 2016, the IASB has issued IFRS 16 “Leases” (“IFRS 16”). Key changes in IFRS 16 include:

•	eliminates the requirement to classify a lease as either operating or finance lease in the books of lessee.

•	introduces a single lessee accounting model, which requires lessee to recognize assets and liabilities for all leases, initially measured at the present value of unavoidable future lease payment. Entity may elect not to apply this accounting requirement to short term leases and leases for which underlying asset is of low value.

•	replaces the straight-line operating lease expense model with a depreciation charge for the lease asset (included within operating costs) and an interest expense on the lease liability (included within finance costs).

•	requires lessee to classify cash payments for principal and interest portion of lease arrangement within financing activities and financing/operating activities respectively in the cash flow statements.

•	requires entities to determine whether a contract conveys the right to control the use of an identified asset for a period of time to assess whether that contract is, or contains, a lease.

IFRS 16 replaces IAS 17, Leases and related interpretations viz. IFRIC 4, “Determining whether an Arrangement contains a Lease;” SIC-15, “Operating Leases—Incentives;” and SIC-27, “Evaluating the Substance of Transactions Involving the Legal Form of a Lease.”

IFRS 16 substantially carries forward lessor accounting requirements in IAS 17, “Leases.” Disclosures, however, have been enhanced.

IFRS 16 is effective for annual reporting periods beginning on or after 1 January 2019. Early application is permitted for entities that apply IFRS 15, “Revenue from Contracts with Customers” at or before the date of initial application of IFRS 16.

A lessee shall apply IFRS 16 either retrospectively to each prior reporting period presented or record a cumulative effect of initial application of IFRS 16 as an adjustment to opening balance of equity at the date of initial application.

The Company is currently evaluating the impact of this new standard on its consolidated financial statements.

iv.	In June 2016, the IASB issued amendments in IFRS 2 – “Share-based Payment” to clarify the following:

•	the accounting for cash-settled share-based payment transactions that include a performance condition should follow the same approach as for equity-settled share-based payment;

•	the classification of share-based payment transactions with net settlement features for withholding tax obligations should be classified as equity-settled in its entirety, provided the share-based payment would have been classified as equity-settled had it not included the net settlement feature; and

•	modifications of a share-based payment that changes the transaction from cash-settled to equity-settled to be accounted for as follows:

i.	the original liability is derecognized;

ii.	the equity-settled share-based payment is recognized at the modification date fair value of the equity instrument granted to the extent that services have been rendered up to the modification date; and

iii.	any difference between the carrying amount of the liability at the modification date and the amount recognized in equity should be recognized in the statement of income immediately.

The above amendments are effective for annual periods beginning on or after January 1, 2018. Earlier application is permitted. The amendments are to be applied prospectively. However, if an entity applies the amendments retrospectively, it must do so for all of the amendments described above.

The Company intends to adopt these amendments prospectively and expects no material impact on its consolidated financial statements.

v.	In December 2016, the IFRS Interpretations Committee (“IFRIC”) issued amendments to IFRIC 22 – “Foreign Currency Transactions and Advance Consideration” to clarify the exchange rate to use for translation when payments are made or received in advance of the related asset, expense or income (or part of it) in foreign currency.

The exchange rate in this case will be the rate prevalent on the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration. If there are multiple payments or receipts in advance, the entity shall determine a date of the transaction for each payment or receipt of advance consideration.

IFRIC 22 is effective for annual reporting periods beginning on or after January 1, 2018. Earlier application is permitted.

On initial application, entities have the choice to apply the Interpretation either retrospectively or, alternatively, prospectively to all assets, expenses and income in the scope of the Interpretation initially recognized on or after:

•	the beginning of the reporting period in which the entity first applies the Interpretation; or

•	the beginning of a prior reporting period presented as comparative information in the financial statements of the reporting period in which the entity first applies the Interpretation.

The Company intends to adopt these amendments prospectively and expects no material impact on its consolidated financial statements.

vi.	In June 2017, the IFRIC issued IFRIC 23 – “Uncertainty over Income Tax Treatments” to clarify the accounting for uncertainties in income taxes, by specifically addressing the following:

•	the determination of whether to consider each uncertain tax treatment separately or together with one or more uncertain tax treatments;

•	the assumptions an entity makes about the examination of tax treatments by taxations authorities;

•	the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates where there is an uncertainty regarding the treatment of an item; and

•	the reassessment of judgements and estimates if facts and circumstances change.

IFRIC 23 is effective for annual reporting periods beginning on or after 1 January 2019. Earlier application is permitted.

On initial application, the requirements are to be applied by recognizing the cumulative effect of initially applying them in retained earnings, or in other appropriate components of equity, at the start of the reporting period in which an entity first applies them, without adjusting comparative information. Full retrospective application is permitted, if an entity can do so without using hindsight.

The Company is currently evaluating the impact of this pronouncement on its consolidated financial statements.

vii.	In February 2018, the IASB issued amendments to IAS 19 – “Employee Benefits” regarding plan amendments, curtailments and settlements. The amendments are as follows:

•	If a plan amendment, curtailment or settlement occurs, it is now mandatory that the current service cost and the net interest for the period after the remeasurement are determined using the assumptions used for the remeasurement;

•	In addition, amendments have been included to clarify the effect of a plan amendment, curtailment or settlement on the requirements regarding asset ceiling.

The above amendments are effective for annual periods beginning on or after January 1, 2019. Earlier application is permitted but must be disclosed.

The Company is currently evaluating the impact of these amendments on its consolidated financial statements.